Dividends - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Jul. 21, 2017 CNY (¥) ¥ / shares	Jul. 21, 2017 $ / shares	Jul. 15, 2016 CNY (¥) ¥ / shares	Jul. 15, 2016 $ / shares
Disclosure of Dividends [abstract]
Final dividend for financial year 2017 proposed after the end of the reporting period, per share | $ / shares		$ 0.115
Final dividend for financial year 2017 proposed after the end of the reporting period, total	¥ 7,518
Dividends paid, per share | (per share)			¥ 0.093043	$ 0.105000	¥ 0.080182	$ 0.095000
Dividends paid, total			¥ 7,530		¥ 6,489